Basis of Preparation - Write Downs (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Inventories	$ 641
Property, plant and equipment	1,081
Additional expenses & losses	1,749
Subtotal	3,471
Insurance recovery	(3,294)
Total	177
Insurance recovery, accounts receivable	1,166	$ 334
Insurance recovery, net cash flow received	814	1,335
Insurance recovery, operating activities	731	1,090
Insurance recovery, investing activities	83	$ 245
2025 Effects
Disclosure of detailed information about investment property [line items]
Inventories	28
Property, plant and equipment	0
Additional expenses & losses	137
Subtotal	165
Insurance recovery	(1,625)
Total	(1,460)
2024 Effects
Disclosure of detailed information about investment property [line items]
Inventories	613
Property, plant and equipment	1,081
Additional expenses & losses	1,612
Subtotal	3,306
Insurance recovery	(1,669)
Total	$ 1,637